SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Galata Acquisition Corp. - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Investments held in Trust Account	148,744,645	146,629,787
Deferred offering cost	567,396
Aggregate underwriting discount	2,875,000
Deferred underwriting commission	5,031,250	5,031,250
Class A ordinary stock subject to possible redemption	145,869,645	143,750,000
Unrecognized tax benefits	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0